Pension And Other Postretirement Employee Benefits (OPEB) Plans - Assumed Health Care Cost Trend Rates (Detail) - Successor - OPEB [Member] $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement obligation,1-Percentage Point Decrease	$ 4
Effect on postretirement benefits cost,1-Percentage Point Decrease	0
Effect on accumulated postretirement obligation,1-Percentage Point Increase	(5)
Effect on postretirement benefits cost,1-Percentage Point Increase	$ 0
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2024
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2024